Other Gains (Losses) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Analysis of income and expense [abstract]
Unrealized gain on derivative asset	$ 108	$ 2,540
Unrealized gain (loss) on derivative liabilities	(496)	9,158
Realized gain on marketable securities	679	0
Insurance premium refund	2,467	0
Gain on disposal of assets held for sale and property, plant and equipment	498	1,158
Fair value adjustment gain (loss) on contingent consideration	(7,452)	9,760
Government grant income	0	12,547
Provisions	5,027	1,501
Realized loss on repurchase of convertible debt	0	(9,244)
Legal settlement and contract termination fees	8	(1,724)
Other	765	1,567
Other gains	$ 1,604	$ 27,263	[1]

[1]	Comparative information has been adjusted due to discontinued operations see Note 8(b).